Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Iron Horse Acquisitions Corp. (the “Company”) was incorporated in Delaware on November 23, 2021 as a blank check company whose objective is to acquire, through a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination, one or more businesses or entities (a “Business Combination”).

As of September 30, 2024, the Company had not yet commenced any operations. All activity from November 23, 2021 (inception) through September 30, 2024 relates to the Company’s formation and the Initial Public Offering (the “IPO”), which is described below, and subsequent to the IPO, identifying a target company for a Business Combination. The Company has selected December 31 as its fiscal year-end.

The registration statement for the IPO was declared effective on December 26, 2023. On December 29, 2023, the Company consummated the IPO of 6,900,000 units (the “Units” and, with respect to the shares of common stock included in the Units being offered, the “Public Shares”), which includes the partial exercise by the underwriters of their over-allotment option in the amount of 800,000 Units, at $10.00 per Unit, generating gross proceeds of $69,000,000 which is described in Note 3.

Simultaneously with the closing of the IPO, the Company consummated the sale of 2,457,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant, in a private placement to the Company’s sponsor, Bengochea SPAC Sponsors I LLC (the “sponsor”), generating gross proceeds of $2,457,000, which is described in Note 4.

Transaction costs amounted to $4,651,705 consisting of $586,500 of cash underwriting fees, $2,518,500 of deferred underwriting fees, and $1,546,705 of other offering costs.

The Units were listed on the Nasdaq Global Market tier of The Nasdaq Stock Market LLC (“Nasdaq”). Pursuant to Nasdaq’s listing rules, the Company’s initial Business Combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the trust account at the time of the execution of a definitive agreement for such Business Combination (net of taxes payable and deferred underwriting commissions), although this may entail simultaneous acquisitions of several target businesses. There is no assurance that the Company will be able to affect a Business Combination successfully.

Following the closing of the IPO on December 29, 2023, an amount of $69,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in the Company’s trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee (the “Trustee”) and invested in United States government treasury bills, bonds or notes, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act until the earlier of (i) the consummation of the Company’s initial Business Combination, (ii) the redemption of any shares of common stock included in the Units sold in the IPO that have been properly tendered in connection with a stockholder vote to amend the Company’s certificate of incorporation to modify the substance or timing of its obligation to redeem 100% of such shares of common stock if it does not complete its initial Business Combination within 12 months from the closing of the IPO (or 18 months from the closing of the IPO if the Company extends the time to complete a Business Combination as provided in its amended and restated certificate of incorporation), provided that, pursuant to the terms of the amended and restated certificate of incorporation and the investment management trust agreement entered into between the Company and the Trustee, the only way to extend the time available for the Company to consummate its initial business combination in the absence of a charter amendment is for the sponsor, upon at least five days’ advance notice prior to the applicable deadline, to deposit into the trust account $229,770, or $233,600 if the underwriters’ over-allotment option is exercised in full, or an aggregate of $459,540, or $467,199 if the over-allotment option is exercised in full, for each three-month extension, on or prior to the date of the applicable deadline, and (iii) the Company’s failure to consummate a Business Combination within the prescribed time. If the Company is unable to consummate an initial business combination within such time period, the Company will redeem 100% of its outstanding Public Shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company for taxes (and less up to $100,000 of interest which can be used for liquidation expenses) divided by the number of then outstanding Public Shares, subject to applicable law and as further described herein, and then seek to dissolve and liquidate. Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. Additionally, certain interest earned on the Trust Account balance may be released to the Company to pay the Company’s tax obligations.

The Company, after signing a definitive agreement for the acquisition of a target business and in connection with consummating such a Business Combination, is required to provide stockholders who acquired shares of common stock sold as part of the Units in the IPO (“Public Stockholders”) with the opportunity to have the Company redeem their Public Shares for a pro rata share of the Trust Account. The holders of the Founder Shares (as defined in Note 6) agreed to vote any shares they then hold in favor of any proposed Business Combination and will waive any conversion rights with respect to these shares pursuant to letter agreements executed prior to the IPO.

The Company will seek stockholder approval of any initial Business Combination at a meeting called for such purpose in connection with which Public Stockholders may seek to convert their Public Shares, regardless of whether they vote for or against the proposed Business Combination. Alternatively, the Company may conduct a tender offer and allow conversions in connection therewith. If the Company seeks stockholder approval of an initial Business Combination, any Public Stockholder voting either for or against such proposed Business Combination or not voting at all will be entitled to demand that his Public Shares be converted into a full pro rata portion of the amount then in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company or necessary to pay its taxes). Holders of warrants sold as part of the Units will not be entitled to vote on the Proposed Business Combination and will have no conversion or liquidation rights with respect to the shares of common stock underlying such warrants.

If the Company is unable to complete its initial Business Combination and expends all of the net proceeds from the sale of the Private Placement Warrants not deposited in the Trust Account, without taking into account any interest earned on the Trust Account, the Company expects that the initial per-share redemption price for the Public Shares will be $10.00. The proceeds deposited in the Trust Account could, however, become subject to claims of the Company’s creditors that are in preference to the claims of the Company’s stockholders. In addition, if the Company is forced to file a bankruptcy case or an involuntary bankruptcy case is filed against it that is not dismissed, the proceeds held in the Trust Account could be subject to applicable bankruptcy law and may be included in its bankruptcy estate and subject to the claims of third parties with priority over the claims of the Company’s common stockholders. Therefore, the actual per-share redemption/conversion price may be less than $10.00.

Going Concern Consideration

As of September 30, 2024, the Company had cash of $3,084 and a working capital deficit of $1,448,015. In connection with the Company’s assessment of going concern considerations in accordance with the authoritative guidance in Financial Accounting Standard Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company currently lacks the liquidity it needs to sustain operations for a reasonable period of time, which is considered to be at least one year from the date that the unaudited financial statements are issued as it expects to continue to incur significant costs in pursuit of its acquisition plans. In addition, the Company has until December 29, 2024 (or June 29, 2025 if we extend the period of time to consummate a Business Combination by the full amount of time) (“Combination Period”) to consummate a Business Combination. It is uncertain whether the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by December 29, 2024 (or June 29, 2025, if extended), there will be a mandatory liquidation and subsequent dissolution. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after December 29, 2024 (or June 29, 2025, if extended). The Company intends to continue to seek to complete a Business Combination before the mandatory liquidation date. The Company is within 12 months of its mandatory liquidation date as of the time of filing of this Quarterly Report on Form 10-Q.

Risks and Uncertainties

United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the invasion of Ukraine by Russia and conflicts in the Middle East and around the Red Sea. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication (SWIFT) payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and conflicts in the Middle East and around the Red Sea and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Middle East and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, conflicts in the Middle East and around the Red Sea and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial business combination and any target business with which the Company may ultimately consummate an initial business combination.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

Business Combination Agreement

On September 29, 2024, the Company entered into a business combination agreement, dated as of September 27, 2024 which was subsequently amended and restated effective December __, 2014 (as amended and restated, the “Business Combination Agreement”), by and among Iron Horse, Rosy Sea Holdings Limited, a company incorporated and existing under the laws of the British Virgin Islands (“Seller”) and Zhong Guo Liang Tou Group Limited, a company incorporated and existing under the laws of the British Virgin Islands (“CFI” or the “Target”) and a wholly owned subsidiary of Seller.

The Business Combination Agreement provides, among other things, that the Company will purchase from Seller the ordinary shares of the Target in exchange for shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”), as a result of which the Target will become a wholly owned subsidiary of the Company. Assuming that holders of Common Stock eligible to have the Company redeem all or a portion of their shares of Common Stock in connection with the proposals to be presented to the Company’s stockholders at a meeting of such stockholders (the “Stockholder Meeting”) to approve (the “Stockholders’ Approval”) the Business Combination Agreement and the transactions contemplated thereby and by the related agreements (the “Transactions”) and certain related proposals (collectively, the “Transaction Proposals”) for a pro rata share of the funds on deposit in the Trust Account, the Company will issue to Seller 47,888,000 shares of Common Stock (the “Consideration”) pursuant to the Business Combination Agreement. The number of shares of Common Stock constituting the Consideration will be reduced on a one-for-one basis by the number of shares of Common Stock that remain in the Trust Account immediately prior to the closing of the Transactions (the “Closing”), such that if no eligible shares are redeemed, the number of shares of Common Stock constituting the Consideration will be 40,988,000.

Representations and Warranties; Covenants

The parties to the Business Combination Agreement have agreed to customary representations and warranties for transactions of this type including representations and warranties with respect to the Target made by Seller. In addition, the parties agreed to be bound by certain customary covenants for transactions of this type, including, among others, covenants with respect to the conduct of the Company and the Target and its subsidiaries during the period between the execution of the Business Combination Agreement and the Closing. Each of Seller and the Company also agreed to use reasonable best efforts to obtain all material consents and approvals of third parties that the parties are required to obtain in order to consummate the Transactions, and to take or cause such other action as may be reasonably necessary or as the other party may reasonably request to consummate the Transactions as soon as practicable. Additionally, the parties have agreed not to facilitate, negotiate or enter into competing transactions, as further provided in the Business Combination Agreement.

The Company and Seller also agreed, among other things, that during the period between the execution of the Business Combination Agreement and the Closing, to the extent permitted by applicable law, they will, and will cause their subsidiaries to, allow the other party and its representatives to continue to conduct due diligence investigations and examinations of the Target and its subsidiaries (on the part of the Company) or the Company (on the part of Seller), and cooperate with the other party and its representatives regarding all other due diligence matters, including document requests.

The Company agreed to take all action within its power so that immediately following the Closing, the Company’s board of directors will consist of no fewer than five individuals, two of whom may be designated by the Company’s sponsor, and a majority of whom must qualify as independent directors under applicable stock exchange regulations, and that shall comply with all diversity requirements under applicable law. Seller agreed to take all action within its power so that immediately following the Closing, the board of directors of the Target and each subsidiary thereof consist of directors designated in writing by the Company and that complies with applicable law.

Conditions to Each Party’s Obligations

Under the Business Combination Agreement, the obligations of the Company to consummate the Transactions are subject to the satisfaction or waiver of certain closing conditions, including, without limitation: (i) the Stockholders’ Approval having been obtained; (ii) all regulatory approvals, consents, actions, inactions, or waivers necessary or advisable to lawfully complete the Transactions having been obtained, expired or terminated, as applicable; (iii) the registration statement containing the proxy statement/prospectus to be filed by the Company with the Securities and Exchange Commission (the “SEC”) relating to the shares of Common Stock to be issued pursuant to the Business Combination Agreement (the “Registration Statement”) becoming effective under the Securities Act of 1933, as amended (the “Securities Act”), no stop order suspending the effectiveness of the Registration Statement having been issued, and no proceeding seeking such a stop order having been threatened or initiated by the SEC and not withdrawn; (iv) the Common Stock to be issued in connection with the Transactions having been approved for listing on Nasdaq; (v) no order or law having been issued by any governmental entity, securities exchange or similar body that is then in effect or pending and that has the effect of making the Transactions illegal or that otherwise prevents or prohibits consummation of the Transactions; (vi) the representations and warranties of Seller being true and correct, subject to the materiality standards contained in the Business Combination Agreement; (vii) material compliance by Seller with its pre-closing covenants; (viii) the absence of a Company Material Adverse Effect (as defined in the Business Combination Agreement); (ix) Seller having executed the Shareholder Support Agreement and the Lock-Up Agreement (each as defined below); and (x) the Company having completed and being reasonably satisfied with its due diligence review of the Target.

Under the Business Combination Agreement, the obligations of Seller to consummate the Transactions are subject to the satisfaction or waiver of certain closing conditions, including, without limitation: (i) the representations and warranties of the Company being true and correct, subject to the materiality standards contained in the Business Combination Agreement; (ii) material compliance by the Company with its pre-closing covenants; and (iii) the absence of an Acquiror Material Adverse Effect (as defined in the Business Combination Agreement).

Termination

The Business Combination Agreement provides that it may be terminated, and the Transactions abandoned, under certain customary and limited circumstances, including, without limitation: (i) upon the mutual written consent of Seller and the Company; (ii) by either Seller or the Company if any governmental entity, court, securities exchange or similar body shall have issued an order that has the effect of making consummation of the Transactions illegal or otherwise preventing or prohibiting consummation of the Transactions and such order shall have become final and nonappealable; (iii) by Seller within 10 business days after the Company changes its recommendation with respect to the Transaction Proposals; (iv) by either Seller or the Company if the Company holds the Stockholder Meeting and the Stockholders’ Approval is not received; (v) by the Company if Seller has not delivered required audited and unaudited financial statements of the Target by certain dates; (vi) by either Seller or the Company if the other is in breach of any of its representations, warranties, covenants or agreements set forth in the Business Combination Agreement such that certain conditions to the Closing cannot be satisfied and such breach is not capable of being cured or is not cured within 30 days after receipt of notice of such breach; or (vii) by either Seller or the Company if the Closing has not occurred on or before September 1, 2025.

Neither Seller nor the Company is required to pay a termination fee or reimburse the other for its expenses as a result of a termination of the Business Combination Agreement. Each of them will, however, remain liable for willful and material breaches of the Business Combination Agreement prior to termination.

Trust Account Waiver

Seller agreed that neither it nor its affiliates will have any right, title, interest or claim of any kind in or to any monies in the Company’s trust account held for its public shareholders, and agreed not to, and waived any right to, make any claim against the Trust Account (including any distributions therefrom).

Other Agreements

The Business Combination Agreement provides that, subsequent to the execution and delivery of the Business Combination Agreement, Seller, the Company and the Target will enter into a voting and support agreement pursuant to which, among other things, Seller will agree that it will not transfer and will vote its ordinary shares of the Target in favor of the Business Combination Agreement (including by execution of a written consent) and the Transactions, and that it will take such other actions as may be necessary to further its performance of the Business Combination Agreement and the consummation of the Transactions (the “Shareholder Support Agreement”).

The Business Combination Agreement also provides that, subsequent to the execution and delivery of the Business Combination Agreement, Seller, the Company and the Company’s sponsor will enter into a voting support agreement pursuant to which, among other things, the sponsor will agree that it will not transfer and will vote its shares of Common Stock and the Company’s preferred stock, or any additional shares of Common Stock or the Company’s preferred stock that it acquires prior to the Stockholder Meeting, in favor of the Business Combination Agreement and the Transactions and each of the Transaction Proposals.

The Business Combination Agreement provides that, subsequent to the execution and delivery of the Business Combination Agreement, Seller will enter into lock-up agreements with the Company pursuant to which, among other things, Seller will agree that it will not sell, for the period set forth therein, the shares of Common Stock it receives under the Business Combination Agreement (the “Lock-Up Agreement”).

Finally, the Business Combination Agreement provides that the Company and Seller will at the Closing enter into a registration rights agreement pursuant to which, among other things, the Company will agree to provide Seller with certain rights relating to the registration for resale of the shares of Common Stock it receives under the Business Combination Agreement.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Iron Horse Acquisitions Corp. (the “Company”) was incorporated in Delaware on November 23, 2021 as a blank check company whose objective is to acquire, through a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination, one or more businesses or entities (a “Business Combination”).

At December 31, 2023, the Company had not yet commenced any operations. All activity from November 23, 2021 (inception) through December 31, 2023 relates to the Company’s formation and the Initial Public Offering described below. The Company has selected December 31 as its fiscal year-end.

The registration statement for the Company’s Initial Public Offering was declared effective on December 26, 2023. On December 29, 2023, the Company consummated the Initial Public Offering of 6,900,000 units (the “Units” and, with respect to the shares of common stock included in the Units being offered, the “Public Shares”), which includes the partial exercise by the underwriters of their over-allotment option in the amount of 800,000 Units, at $10.00 per Unit, generating gross proceeds of $69,000,000 which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 2,457,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant, in a private placement to the Company’s sponsor, Bengochea SPAC Sponsors I LLC (the “sponsor”), generating gross proceeds of $2,457,000, which is described in Note 4.

Transaction costs amounted to $4,651,705 consisting of $586,500 of cash underwriting fees, $2,518,500 of deferred underwriting fees, and $1,546,705 of other offering costs.

The Company Units were listed on the Nasdaq Global Market (“NASDAQ”). Pursuant to the NASDAQ listing rules, the Company’s initial Business Combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the trust account at the time of the execution of a definitive agreement for such Business Combination (net of taxes payable and deferred underwriting commissions), although this may entail simultaneous acquisitions of several target businesses. There is no assurance that the Company will be able to effect a Business Combination successfully.

Following the closing of the Initial Public Offering on December 29, 2023, an amount of $69,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in the trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and invested in United States government treasury bills, bonds or notes, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act until the earlier of (i) the consummation of the Company’s initial Business Combination (ii) the redemption of any shares of common stock included in the Units being sold in the Initial Public Offering that have been properly tendered in connection with a stockholder vote to amend the Company’s certificate of incorporation to modify the substance or timing of its obligation to redeem 100% of such shares of common stock if it does not complete the Initial Business Combination within 12 months from the closing of the Initial Public Offering (or 18 months from the closing of the Initial Public Offering if the Company has executed a definitive agreement for a Business Combination within such 12-month period), provided that, pursuant to the terms of the amended and restated certificate of incorporation and the trust agreement entered into between the Company and the Trust Account, the only way to extend the time available for the Company to consummate its initial business combination in the absence of a charter amendment, is for the sponsor, upon at least five days’ advance notice prior to the applicable deadline, to deposit into the trust account $229,770, or $233,600 if the underwriters’ over-allotment option is exercised in full ($0.0333 per unit in either case), or an aggregate of $459,540, or $467,199 if the over-allotment option is exercised in full, for each three-month extension, on or prior to the date of the applicable deadline; and (iii) the Company’s failure to consummate a Business Combination within the prescribed time. If the Company is unable to consummate an initial business combination within such time period, the Company will redeem 100% of its outstanding public shares for a pro rata portion of the funds held in the trust account, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to the Company for taxes (and less up to $100,000 of interest which can be used for liquidation expenses), divided by the number of then outstanding public shares, subject to applicable law and as further described herein, and then seek to dissolve and liquidate. Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. Additionally, certain interest earned on the Trust Account balance may be released to the Company to pay the Company’s tax obligations.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide stockholders who acquired shares of common stock sold as part of the units in the Initial Public Offering (“Public Stockholders”) with the opportunity to convert their Public Shares for a pro rata share of the Trust Account. The holders of the Founder Shares will agree to vote any shares they then hold in favor of any proposed Business Combination and will waive any conversion rights with respect to these shares pursuant to letter agreements executed prior to the Initial Public Offering.

In connection with any proposed Business Combination, the Company will seek stockholder approval of an initial Business Combination at a meeting called for such purpose at which Public Stockholders may seek to convert their Public Shares, regardless of whether they vote for or against the proposed Business Combination. Alternatively, the Company may conduct a tender offer and allow conversions in connection therewith. If the Company seeks stockholder approval of an initial Business Combination, any Public Stockholder voting either for or against such proposed Business Combination or not voting at all will be entitled to demand that his Public Shares be converted into a full pro rata portion of the amount then in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company or necessary to pay its taxes). Holders of warrants sold as part of the Units will not be entitled to vote on the Proposed Business Combination and will have no conversion or liquidation rights with respect to the shares of common stock underlying such warrants.

If the Company is unable to complete its initial Business Combination and expends all of the net proceeds from the sale of the Private Warrants not deposited in the Trust Account, without taking into account any interest earned on the Trust Account, the Company expects that the initial per-share redemption price for common stock will be $10.00. The proceeds deposited in the Trust Account could, however, become subject to claims of the Company’s creditors that are in preference to the claims of the Company’s stockholders. In addition, if the Company is forced to file a bankruptcy case or an involuntary bankruptcy case is filed against it that is not dismissed, the proceeds held in the Trust Account could be subject to applicable bankruptcy law, and may be included in its bankruptcy estate and subject to the claims of third parties with priority over the claims of the Company’s common stockholders. Therefore, the actual per-share redemption price may be less than approximately $10.00.

Going Concern Consideration

As of December 31, 2023, the Company had cash of $656,977 and a working capital deficit of $171,506. In connection with the Company’s assessment of going concern considerations in accordance with the authoritative guidance in Financial Accounting Standard Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company currently lacks the liquidity it needs to sustain operations for a reasonable period of time, which is considered to be at least one year from the date that the financial statements are issued as it expects to continue to incur significant costs in pursuit of its acquisition plans. In addition, the Company has until December 29, 2024 (or June 29, 2025 if we extend the period of time to consummate a Business Combination by the full amount of time) to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by December 29, 2024 (or June 29, 2025, if extended), there will be a mandatory liquidation and subsequent dissolution. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after December 29, 2024 (or June 29, 2025, if extended). The Company intends to continue to search for and seek to complete a Business Combination before the mandatory liquidation date. The Company is within 12 months of its mandatory liquidation date as of the time of filing of this Annual Report on Form 10-K.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Initial Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further the impact of this actions and related sanctions on the world economy are not determinable as of the date of these financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.